INCOME TAXES (Schedule of Changes of Valuation Allowance) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Beginning balance	$ 56,633,867	$ 37,682,733
Additions (Reversal)	(5,168,917)	56,697,096	37,238,701
Deconsolidation		(39,357,744)
Foreign exchange effect	(1,355,199)	1,611,782	444,032
Ending balance	$ 50,109,751	$ 56,633,867	$ 37,682,733